Document and Entity Information	Apr. 19, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001818093
Document Type	8-K
Document Period End Date	Apr. 19, 2021
Entity Registrant Name	VESPER HEALTHCARE ACQUISITION CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-39565
Entity Tax Identification Number	85-1908962
Entity Address, Address Line One	1891 West Avenue
Entity Address, Address Line Two	Bay 2
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	(786)
Local Phone Number	216-7037
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock And One Third Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A Common Stock and one-third of one Redeemable Warrant
Trading Symbol	VSPRU
Security Exchange Name	NASDAQ
Common Class B [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	VSPR
Security Exchange Name	NASDAQ
Warrants Each Exercisable For One Share Of Class A Common Stock At A Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each exercisable for one share of Class A Common Stock at a price of $11.50
Trading Symbol	VSPRW
Security Exchange Name	NASDAQ